PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks 97.5%
Electric Utilities 37.4%
Alliant Energy Corp.	1,587,782	$92,726,469
Constellation Energy Corp.	1,361,398	62,597,080
Duke Energy Corp.	518,286	52,041,097
Edison International	593,833	37,660,889
Entergy Corp.	700,032	73,650,367
Evergy, Inc.	1,456,078	90,873,828
Eversource Energy	556,024	45,482,763
Exelon Corp.	2,260,063	96,188,281
FirstEnergy Corp.	3,265,311	136,653,265
Iberdrola SA (Spain)	2,545,390	28,806,140
NextEra Energy, Inc.	4,366,459	341,762,745
OGE Energy Corp.	982,521	36,893,664
PG&E Corp.*(a)	7,277,235	82,742,162
PNM Resources, Inc.	392,530	17,730,580
Xcel Energy, Inc.	1,317,935	88,736,564
		1,284,545,894
Independent Power Producers & Energy Traders 2.3%
AES Corp. (The)	1,821,831	38,677,472
Drax Group PLC (United Kingdom)	4,235,005	39,842,563
		78,520,035
Integrated Telecommunication Services 1.2%
Cellnex Telecom SA (Spain), 144A(a)	891,166	40,561,065
Multi-Utilities 34.4%
Ameren Corp.	1,657,003	142,419,408
CenterPoint Energy, Inc.	6,086,232	166,458,445
CMS Energy Corp.	2,009,739	128,643,393
Dominion Energy, Inc.	1,859,216	147,863,449
DTE Energy Co.	856,469	104,138,066
Engie SA (France)	2,152,915	34,398,575
NiSource, Inc.	3,061,183	88,560,024
Public Service Enterprise Group, Inc.	2,227,974	144,439,554
RWE AG (Germany)	2,191,360	101,517,455
Sempra Energy	256,919	37,052,858
Veolia Environnement SA (France)	2,503,786	87,254,740
		1,182,745,967

PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Storage & Transportation 11.7%
Cheniere Energy, Inc.	1,564,528	$207,925,771
DT Midstream, Inc.	1,168,486	62,046,607
Targa Resources Corp.	2,013,308	131,609,944
		401,582,322
Renewable Electricity 4.8%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	15,037,573	31,376,510
NextEra Energy Partners LP	1,714,410	133,741,124
		165,117,634
Specialized REITs 1.4%
SBA Communications Corp.	161,487	48,993,541
Water Utilities 4.3%
American Water Works Co., Inc.	420,471	63,528,963
Essential Utilities, Inc.	1,769,525	83,362,323
		146,891,286

Total Common Stocks (cost $2,109,816,323)		3,348,957,744
Preferred Stock 0.8%
Independent Power Producers & Energy Traders
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24(a) (cost $30,548,400)	305,484	26,323,556

Total Long-Term Investments (cost $2,140,364,723)		3,375,281,300

PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 2.3%
Affiliated Mutual Fund 0.7%
PGIM Institutional Money Market Fund (cost $24,018,962; includes $24,017,485 of cash collateral for securities on loan)(b)(we)	24,040,668	$24,021,435
Unaffiliated Fund 1.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $55,023,759)	55,023,759	55,023,759

Total Short-Term Investments (cost $79,042,721)		79,045,194

TOTAL INVESTMENTS 100.6% (cost $2,219,407,444)		3,454,326,494
Liabilities in excess of other assets (0.6)%		(19,114,387)

Net Assets 100.0%		$3,435,212,107

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT—Convertible Security
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,773,174; cash collateral of $24,017,485 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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